CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Mar. 31, 2011
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)		$ 0.01
Common stock, shares authorized		160,000,000
Common stock, shares issued		105,771,507
Common stock, shares outstanding		95,702,299
Treasury stock, shares	27,033	10,069,208
Common stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	450,000,000	160,000,000
Common stock, shares issued	129,774,455	105,771,507
Common stock, shares outstanding	129,747,422	95,702,299
Non-voting common stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	0	450,000
Common stock, shares issued	0	382,632
Common stock, shares outstanding	0	382,632